Other Financial Liabilities	6 Months Ended
Sep. 30, 2024
Other Financial Liabilities [Abstract]
OTHER FINANCIAL LIABILITIES

NOTE 14 — OTHER FINANCIAL LIABILITIES

Other financial liabilities consist of the following:

	As of September 30, 2024	As of March 31, 2024
	(US$)	(US$)
Other financial liabilities (Current)
Lease liabilities	51,826	135,478
Audit fee payable	11,529	14,059
Options payable	93,579	94,118
	156,934	243,655